CONSOLIDATED STATEMENTS CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Total	Previously Reported	Conversion of Class C to Class A	Conversion of Class C to Class A Previously Reported	Conversion of Class B to Class A	Conversion of series D preferred stock to Class A	Conversion of series D preferred stock to Class A Previously Reported	Conversion of series C preferred stock to Class A	Conversion of series C preferred stock to Class A Previously Reported	Additional Paid-in Capital	Additional Paid-in Capital Previously Reported	Additional Paid-in Capital Conversion of series D preferred stock to Class A	Additional Paid-in Capital Conversion of series D preferred stock to Class A Previously Reported	Additional Paid-in Capital Conversion of series C preferred stock to Class A	Additional Paid-in Capital Conversion of series C preferred stock to Class A Previously Reported	Accumulated Deficit	Accumulated Deficit Previously Reported	Series B Preferred Stock	Series B Preferred Stock Preferred Stock	Series B Preferred Stock Preferred Stock Previously Reported	Series C Preferred Stock	Series C Preferred Stock Preferred Stock	Series C Preferred Stock Preferred Stock Previously Reported	Series D Preferred Stock Preferred Stock	Series D Preferred Stock Preferred Stock Previously Reported	Class A Common Stock	Class A Common Stock Previously Reported	Class A Common Stock Common Stock	Class A Common Stock Common Stock Previously Reported	Class A Common Stock Common Stock Conversion of Class C to Class A	Class A Common Stock Common Stock Conversion of Class C to Class A Previously Reported	Class A Common Stock Common Stock Conversion of Class B to Class A	Class A Common Stock Common Stock Conversion of series D preferred stock to Class A	Class A Common Stock Common Stock Conversion of series D preferred stock to Class A Previously Reported	Class A Common Stock Common Stock Conversion of series C preferred stock to Class A	Class A Common Stock Common Stock Conversion of series C preferred stock to Class A Previously Reported	Class B Common Stock	Class B Common Stock Previously Reported	Class B Common Stock Common Stock	Class B Common Stock Common Stock Previously Reported	Class B Common Stock Common Stock Conversion of Class B to Class A	Class C Common Stock	Class C Common Stock Previously Reported	Class C Common Stock Common Stock	Class C Common Stock Common Stock Previously Reported	Class C Common Stock Common Stock Conversion of Class C to Class A	Class C Common Stock Common Stock Conversion of Class C to Class A Previously Reported
Beginning balance (in shares) at Dec. 31, 2020																			5			0		0
Beginning balance (in shares) at Dec. 31, 2020																												126,363,158											9,023,088					14,162,267
Beginning balance at Dec. 31, 2020	$ (14,234,280)									$ 25,144,136						$ (39,393,376)			$ 5			$ 0		$ 0				$ 12,636											$ 902					$ 1,417
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares of common stock for cash (in shares)																												18,428,827
Issuance of shares of common stock for cash	76,492,993									76,491,149																		$ 1,844
Conversion of convertible securities (in shares)																										7,384,018				1,617,067		475,000	1,066,868		1,342,390						(475,000)					(1,617,067)
Issuance of shares of stock in conversion			$ 0		$ 0	$ 5,194,434		$ 6,361,287		1,886,156		$ 5,194,329		$ 6,361,153														$ 740		$ 162		$ 48	$ 105		$ 134						$ (48)					$ (162)
Repurchase of class C common stock (in shares)																																												(45,000)
Repurchase of class C common stock	(185,850)									(185,845)																																		$ (5)
Issuance of shares of common stock for compensation (in shares)																												199,018
Issuance of shares of common stock for compensation	261,525									261,504																		$ 21
Issuance of shares for acquisition (in shares)																												4,922,471
Issuance of shares for acquisition	15,067,211									15,066,719																		$ 492
Share-based compensation expense	36,538									36,538
Beneficial conversion feature on convertible notes	92,428									92,428
Net loss	(19,483,138)															(19,483,138)
Ending balance (in shares) at Dec. 31, 2021																		5	5	5	10,149		0		0
Ending balance (in shares) at Dec. 31, 2021																											161,798,817	20,224,938	161,798,817									8,548,088	1,068,512	8,548,088			12,500,200	1,562,635	12,500,200
Ending balance at Dec. 31, 2021	71,491,476	$ 71,490,044								130,348,267	$ 130,348,267					(58,859,082)	$ (58,876,514)		$ 5	$ 5			$ 0		$ 0			$ 2,022	$ 16,182										$ 107	$ 854				$ 156	$ 1,250
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of convertible securities (in shares)																																	7,989		1,031
Issuance of shares of stock in conversion						$ 365,464		$ 34,622				$ 365,463		$ 34,622																			$ 1
Issuance of shares of common stock for compensation (in shares)																												4,924
Issuance of shares of common stock for compensation	99,248									99,248
Net loss	(3,999,560)															(3,999,560)
Ending balance (in shares) at Mar. 31, 2022																			5
Ending balance (in shares) at Mar. 31, 2022																												20,238,882											1,068,512					1,562,635
Ending balance at Mar. 31, 2022	68,084,447									130,940,797						(62,858,642)			$ 5									$ 2,023											$ 107					$ 156
Beginning balance (in shares) at Dec. 31, 2021																		5	5	5	10,149		0		0
Beginning balance (in shares) at Dec. 31, 2021																											161,798,817	20,224,938	161,798,817									8,548,088	1,068,512	8,548,088			12,500,200	1,562,635	12,500,200
Beginning balance at Dec. 31, 2021	71,491,476	71,490,044								130,348,267	130,348,267					(58,859,082)	(58,876,514)		$ 5	$ 5			$ 0		$ 0			$ 2,022	$ 16,182										$ 107	$ 854				$ 156	$ 1,250
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares of common stock for cash (in shares)																													14,492,754
Issuance of shares of common stock for cash		9,175,000									9,173,552																		$ 1,448
Conversion of convertible securities (in shares)																												7,384,018			224,468			63,907		8,245											(224,468)
Issuance of shares of stock in conversion	1,886,896			$ 0			$ 365,470		$ 34,622				$ 365,463		$ 34,622																$ 22			$ 7													$ (22)
Issuance of shares of common stock for compensation (in shares)																													211,236
Issuance of shares of common stock for compensation		231,577									231,555																		$ 22
Exchange of shares of common stock for compensation (in shares)																													37,500																(37,500)
Exchange of shares of common stock for compensation		0																											$ 4																$ (4)
Issuance of shares for services (in shares)																													1,589,005
Issuance of shares for services		1,097,462									1,097,303																		$ 159
Share-based compensation expense		473,159									473,159
Net loss	(12,875,313)	(12,875,313)															(12,875,313)
Ending balance (in shares) at Dec. 31, 2022																		5	5	5	0		0		0
Ending balance (in shares) at Dec. 31, 2022																										22,303,333		22,303,333	178,425,932								1,068,512	8,548,088	1,068,512	8,548,088		1,529,888		1,529,888	12,238,232
Ending balance at Dec. 31, 2022	69,992,021	$ 69,992,021								141,723,921	$ 141,723,921					(71,734,395)	$ (71,751,827)		$ 5	$ 5			$ 0		$ 0			$ 2,230	$ 17,844										$ 107	$ 854				$ 153	$ 1,224
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of convertible securities (in shares)																												1,428																(1,428)
Net loss	(5,769,143)															(5,769,143)
Ending balance (in shares) at Mar. 31, 2023																		4	4
Ending balance (in shares) at Mar. 31, 2023																										22,304,761		22,304,761									1,068,512		1,068,512			1,528,460		1,528,460
Ending balance at Mar. 31, 2023	$ 64,405,467									$ 141,906,511						$ (77,503,538)			$ 4									$ 2,230											$ 107					$ 153